COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Various agreements can be renewed and are extendable, maximum year	2091
Minimum lease payments	$ 250,000,000
Development Project Cost	71,000,000	$ 44,000,000
Estimated contingent liabilities for letters of credit	389,000,000	544,000,000
Brookfield Renewable along with institutional investors
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	51,000,000	76,000,000
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	338,000,000	$ 468,000,000
2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	31,000,000
Development Project Cost	46,000,000
2020
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	29,000,000
Development Project Cost	25,000,000
2021
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	25,000,000
2022
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	22,000,000
2023
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	18,000,000
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 125,000,000